Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Buildings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	40 years	40 years
Property and equipment [Member] | Bottom of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	3 years	3 years
Property and equipment [Member] | Top of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	15 years	15 years
Fixtures and fittings [Member] | Bottom of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years	5 years
Fixtures and fittings [Member] | Top of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years	10 years
Office equipments [Member] | Bottom of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years	5 years
Office equipments [Member] | Top of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years	10 years
Plant and Machinery [Member] | Bottom of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years	5 years
Plant and Machinery [Member] | Top of range [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years	10 years